Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash consisted of the following:
	As of March 31,
	2024	2023
Cash on hand	$384	$396
Bank balances	17,832,396	20,998,172
Other monetary funds	211	218
Total	$17,832,991	$20,998,786